Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents
Cash and Cash Equivalents

Note 4 - Cash and Cash Equivalents:

	December 31
	2021	2020
	NIS in thousands

Cash	193,214	37,888
Short term deposits	3,003	-
	196,217	37,888

The currencies in which balances of cash and cash equivalents are denominated, or to which they are linked, are:

	December 31
	2021	2020
	NIS in thousands

USD	72,497	-
NIS	123,720	37,888
Total cash and cash equivalents	196,217	37,888